Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 29, 2011
Vesting period, years minimum	one
Vesting period, years maximum	four
Darden Stock Units [Member]
Vesting period, years minimum	four
Vesting period, years maximum	five
Unrecognized compensation cost related to unvested stock options granted	$ 47.5
Unrecognized compensation cost, period of recognition, in years	3.40
Fair market value on grant date	$ 7.3